Balance sheet information - Inventory (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Raw materials and supplies	$ 4,202	$ 3,665
Finished goods	31,538	26,323
Gross	35,740	29,988
Excess and obsolete reserves	(1,720)	(868)
Inventory, net	$ 34,020	29,120
Bio Ventus LLC
Raw materials and supplies		3,665	$ 3,349
Finished goods		26,323	24,509
Gross		29,988	27,858
Excess and obsolete reserves		(868)	(532)	$ (570)
Inventory, net		$ 29,120	$ 27,326